Transactions with Related Parties (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Dividend paid to Caterpillar			$ 250,000,000	$ 600,000,000	$ 600,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements			2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements			1,660,000,000
Amount available, Committed credit facility extended to Caterpillar			2,000,000,000
Notes payable to Caterpillar			208,000,000	0	600,000,000
Notes receivable from Caterpillar			360,000,000	327,000,000	278,000,000
Discounts earned on purchased receivables			241,000,000	212,000,000	139,000,000
Caterpillar
Related Party Transaction
Capital contributions from Caterpillar			0	0	0
Dividend paid to Caterpillar	300,000,000	300,000,000	250,000,000	600,000,000	600,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements			2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements			1,660,000,000
Amount available, Committed credit facility extended to Caterpillar			2,000,000,000
Interest expense, Caterpillar			4,000,000	1,000,000	3,000,000
Interest income on Notes Receivable with Caterpillar			21,000,000	16,000,000	73,000,000
Fees on committed credit facility extended to Caterpillar			41,000,000	40,000,000	0
Purchases of receivables from Caterpillar			36,665,000,000	32,068,000,000	16,513,000,000
Discounts earned on purchased receivables			241,000,000	212,000,000	139,000,000
Balance of purchased receivables			3,114,000,000	3,154,000,000	1,815,000,000
Marketing program payments received			160,000,000	131,000,000	117,000,000
Charges for employee medical plans and postretirement benefit plans administered by Caterpillar			26,000,000	23,000,000	23,000,000
Contributions to defined benefit plans			7,000,000	7,000,000	8,000,000
Stock based compensation expense			10,000,000	8,000,000	7,000,000
Operational and administrative support charges reimbursed to Caterpillar			32,000,000	27,000,000	23,000,000
Administrative support services to certain Caterpillar subsidiaries reimbursed by Caterpillar			$ 10,000,000	$ 9,000,000	$ 8,000,000